INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Refinancing of Wind Tre S.p.A (Details) - Italy Joint Venture € in Millions, $ in Millions	Oct. 24, 2017 EUR (€) item	Nov. 03, 2017 EUR (€)	Nov. 03, 2017 USD ($)	Oct. 24, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of international banks to whom we entered agreement | item	21
Term loan
Disclosure of detailed information about borrowings [line items]
Facility amount	€ 3,000			$ 3,500
Debt instrument term	5 years
Interest rate (as a percent)	2.00%			2.00%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount	€ 400			$ 470
Debt instrument term	5 years
Interest rate (as a percent)	1.75%			1.75%
Senior secured notes | Euro
Disclosure of detailed information about borrowings [line items]
Facility amount		€ 5,600	$ 6,516
Senior secured notes | U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Facility amount | $			$ 2,000
Senior Secured Floating Rate Notes due 2024
Disclosure of detailed information about borrowings [line items]
Facility amount		2,250
2.625% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Facility amount		€ 1,625
Interest rate (as a percent)		2.625%	2.625%
3.125% Senior Secured Notes due 2025
Disclosure of detailed information about borrowings [line items]
Facility amount		€ 1,750
Interest rate (as a percent)		3.125%	3.125%
5.0% Senior Secured Notes due 2026
Disclosure of detailed information about borrowings [line items]
Facility amount | $			$ 2,000
Interest rate (as a percent)		5.00%	5.00%